Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
VY BlackRock Health Sciences Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VY BlackRock Health Sciences Opportunities Portfolio (formerly, ING BlackRock Health Sciences Opportunities Portfolio)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 15, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities, primarily common stocks, of companies in health sciences and related industries. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The health sciences sector can include companies in health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Health sciences and related industries can include, but are not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental, and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Portfolio will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Portfolio may invest in convertible securities, initial public offerings, and depositary receipts. The Portfolio may invest up to 15% of its net assets in illiquid/restricted securities. The Portfolio may use derivatives to hedge its investment portfolio against market, interest rate, and currency risks or to seek to enhance its return. The derivatives that the Portfolio may use include indexed and inverse securities, options, futures, swaps, forward foreign exchange transactions, and warrants.

The Portfolio may invest up to 20% of its net assets in other types of securities including stocks of companies not associated with health sciences and stocks of small and mid-cap companies.

The Portfolio may invest in high quality money market securities pending investments. The Portfolio will not be deemed to deviate from its normal strategies if it holds these securities pending investments. The Portfolio may invest uninvested cash balances in affiliated money market funds.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

		Pending Merger – On January 23, 2014, the Portfolio’s Board of Trustees approved a proposal to reorganize the Portfolio into Voya Large Cap Growth Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place on or about July 18, 2014. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of Voya Large Cap Growth Portfolio. For more information regarding Voya Large Cap Growth Portfolio, please contact a Shareholder Services representative at 1-800-366-0066 or your financial professional.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities, primarily common stocks, of companies in health sciences and related industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration    As a result of the Portfolio “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Portfolio concentrates fall out of favor, the Portfolio could underperform funds that have greater diversification.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Initial Public Offerings    Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. If the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values, and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Leverage    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio's expenses and increase the impact of the Portfolio's other risks.

Liquidity    If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.

Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio’s Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class S (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st, 2013, 17.49% and Worst quarter: 4th, 2008, -19.53%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
VY BlackRock Health Sciences Opportunities Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.50%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Yr	rr_ExpenseExampleYear01	$ 137
3 Yrs	rr_ExpenseExampleYear03	459
5 Yrs	rr_ExpenseExampleYear05	804
10 Yrs	rr_ExpenseExampleYear10	1,778
1 Yr	rr_ExpenseExampleNoRedemptionYear01	137
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	459
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	804
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,778
1 Yr	rr_AverageAnnualReturnYear01	43.83%
5 Yrs	rr_AverageAnnualReturnYear05	17.67%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2006
VY BlackRock Health Sciences Opportunities Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	240
5 Yrs	rr_ExpenseExampleYear05	417
10 Yrs	rr_ExpenseExampleYear10	930
1 Yr	rr_ExpenseExampleNoRedemptionYear01	77
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	240
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	417
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	930
1 Yr	rr_AverageAnnualReturnYear01	44.73%
5 Yrs	rr_AverageAnnualReturnYear05	18.49%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
VY BlackRock Health Sciences Opportunities Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	318
5 Yrs	rr_ExpenseExampleYear05	552
10 Yrs	rr_ExpenseExampleYear10	1,225
1 Yr	rr_ExpenseExampleNoRedemptionYear01	102
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	318
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	552
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,225
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	10.41%
2006	rr_AnnualReturn2006	13.89%
2007	rr_AnnualReturn2007	8.56%
2008	rr_AnnualReturn2008	(28.68%)
2009	rr_AnnualReturn2009	20.07%
2010	rr_AnnualReturn2010	7.00%
2011	rr_AnnualReturn2011	4.76%
2012	rr_AnnualReturn2012	18.73%
2013	rr_AnnualReturn2013	44.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.53%)
1 Yr	rr_AverageAnnualReturnYear01	44.32%
5 Yrs	rr_AverageAnnualReturnYear05	18.19%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
VY BlackRock Health Sciences Opportunities Portfolio | Russell 3000 Health Care Index | Class ADV
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	43.05%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	19.43%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.60%	[2]
VY BlackRock Health Sciences Opportunities Portfolio | Russell 3000 Health Care Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	43.05%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	19.43%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%	[2]
VY BlackRock Health Sciences Opportunities Portfolio | Russell 3000 Health Care Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	43.05%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	19.43%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%	[2]

[1]	The distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 15, 2015. There is no guarantee that the distribution fee waiver will continue after May 15, 2015. The distribution fee waiver will renew if the distributor elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio's board.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.